Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010 Predecessor
Schedule Of Accrued Liabilities [Line Items]
Customer deposits	$ 27,383	$ 26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,504	2,578
Accrued interest	15,317	885
Interest rate swap agreement		10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	334	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441
Accrued expenses, total	$ 132,096	$ 112,245